Financial instruments - Description of Other Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Other current financial assets	$ 1,325,843	$ 961,355
Other non-current financial assets	248,281	32,126
Financial assets at amortized cost
Financial instruments [Line Items]
Other current financial assets	1,316,797	950,167
Other non-current financial assets	20	23
Financial instruments for hedging purposes
Financial instruments [Line Items]
Other current financial assets	8,527	7,014
Other non-current financial assets	15,993	22,606
Derivative financial instruments, non-hedging
Financial instruments [Line Items]
Other current financial assets	519	4,174
Financial assets at fair value through other comprehensive income
Financial instruments [Line Items]
Other non-current financial assets	$ 232,268	$ 9,497